Shareholder Report, Holdings (Details) - FolioBeyond Alternative Income and Interest Rate Hedge ETF	Jul. 31, 2024
Government National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.90%
Federal Home Loan Mortgage Corporation REMICS [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
Federal National Mortgage Association REMICS [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Federal Home Loan Mortgage Corporation Strips [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.10%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%